Segment information (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of operating segments [abstract]
Summary of reportable operating segments

	For the year ended March 31, 2024(4)					For the year ended March 31, 2025(4)					For the year ended March 31, 2026
Particulars	Generation and sale of renewable power	Manufacturing of power equipment's	Total before Adjustments and eliminations	Adjustments and eliminations(3)(5)	Total after Adjustments and eliminations	Generation and sale of renewable power	Manufacturing of power equipment's	Total before Adjustments and eliminations	Adjustments and eliminations(3)(5)	Total after Adjustments and eliminations	Generation and sale of renewable power	Manufacturing of power equipment's	Total before Adjustments and eliminations	Adjustments and eliminations(3)(5)	Amount after Adjustments and eliminations	Total after Adjustments and eliminations
	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(USD)
Revenue (external customer) (1)	76,624	—	76,624	—	76,624	81,606	13,194	94,800	—	94,800	88,196	40,846	129,042	—	129,042	1,375
Inter-segment revenue(5)	—	15,286	15,286	(15,286)	—	—	24,142	24,142	(24,142)	—	—	20,360	20,360	(20,360)	—	—
Revenue	76,624	15,286	91,910	(15,286)	76,624	81,606	37,336	118,942	(24,142)	94,800	88,196	61,206	149,402	(20,360)	129,042	1,375
						—		—		—	—		—		—
Other income	9,972	—	9,972	—	9,972	7,901	59	7,960	—	7,960	10,896	1,773	12,669	(659)	12,010	128
Total income (a)	86,596	15,286	101,882	(15,286)	86,596	89,507	37,395	126,902	(24,142)	102,760	99,092	62,979	162,071	(21,019)	141,052	1,503
						—		—		—			—		—
Less: Raw materials and consumables used and changes in inventories of finished goods	-	14,289	14,289	(14,289)	-	-	30,015	30,015	(22,024)	7,991	-	40,583	40,583	(19,458)	21,125	225
Less: Employee benefit expense	2,536	347	2,883	(347)	2,536	3,064	750	3,814	(416)	3,398	3,247	2,088	5,335	(292)	5,043	54
Less: Other expenses	13,921	650	14,571	(650)	13,921	11,368	2,427	13,795	(1,702)	12,093	14,295	5,012	19,307	(1,269)	18,038	192
Total expenses (b)	16,457	15,286	31,743	(15,286)	16,457	14,432	33,192	47,624	(24,142)	23,482	17,542	47,683	65,225	(21,019)	44,206	471
Segment EBITDA (a) - (b)	70,139	-	70,139	-	70,139	75,075	4,203	79,278	—	79,278	81,550	15,296	96,846	-	96,846	1,032

Add: Revenue from non-reportable segments(1)					4,695					2,263					3,154	34
Less: Raw materials and consumables for non-reportable segments					(3,844)					(602)					(380)	(4)
Less: Employee benefit and other expenses for non-reportable segments					-					(128)					(941)	(10)
Less: Other expenses for non-reportable segments					(134)					(82)					(1,124)	(12)
Add: Other un-allocable income(2)					4,689					3,452					6,245	67
Less: Un-allocable employee benefit expenses(2)					(1,931)					(1,090)					(602)	(6)
Less: Un-allocable other expenses(2)					(779)					(608)					(893)	(10)
Less: Depreciation, amortisation and impairment expenses					(17,583)					(20,670)					(26,738)	(285)
Add / (less): Change in fair value of warrants					551					595					184	2
Less: Finance costs and fair value change in derivative instruments					(47,506)					(52,352)					(61,754)	(658)
Profit / (loss) before tax					8,297					10,056					13,997	149
Less: Share in (loss) / profit of jointly controlled entities					(155)					(22)					(377)	(4)
Less: Income tax expense					(3,995)					(5,443)					(3,235)	(34)
Profit / (loss) for the year					4,147					4,591					10,385	111

The revenue from one major customer for the year ended March 31, 2026 amounts to INR 26,257 (March 31, 2025: one customer amounting INR 18,108; March 31, 2024: INR 23,343) which contributes more than 10% of the total revenue (Generation and sale of renewable power segment) of the Group.

Notes:

(1)
Revenue as per the consolidated statement of profit or loss is the sum of revenue from external customers of reportable and non-reportable segments.
(2)
Unallocable income and expenses are not allocated to individual segments as those are managed at an overall Group level.
(3)
Adjustment and eliminations represent cost of manufacturing solar panels and modules which have been capitalised in the 'Generation and sale of renewable power' segment.
(4)
The segment information for the years ended March 31, 2025 and 2024 has also been revised in line with the Group’s current internal reporting.
(5)
Inter-segment revenues are recorded at cost excluding depreciation.